Note 5 - Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Central Mare [Member]
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	Year Ended December 31,
	2016	2017	2018	Presented in:
Executive officers and other personnel expenses	1,530	2,400	2,400	General and administrative expenses - Statement of comprehensive loss
Amortization of awarded shares*	47	(25)	(34)	Management fees - related parties - Statement of comprehensive loss
Total	1,577	2,375	2,366
	Year Ended December 31,
	2016	2017	2018	Presented in:
Management fees	118	34	101	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	1,598	2,242	2,455	Management fees - related parties -Statement of comprehensive loss
Supervision services fees	43	31	63	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	104	136	187	Vessel operating expenses -Statement of comprehensive loss
	67	22	101	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	179	183	233	Management fees - related parties -Statement of comprehensive loss
Financing fees	131	139	139	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission for sale and purchase of vessels	-	1,081	3,861	Management fees - related parties -Statement of comprehensive loss
Commission on charter hire agreements	358	487	511	Voyage expenses - Statement of comprehensive loss
Performance incentive fee	-	1,250	1,250	Management fees - related parties - Statement of comprehensive loss
Total	2,598	5,605	8,901